Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 5,516		$ 5,516		$ 2,450
Long-term related party payable, Balance outstanding	101		101		101
Related party receivable, Balance outstanding	8,445		8,445		17,185
Autoparts Holdings [Member] | Recharges (Credit) of Services [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(1,200)	$ (1,700)	1,100	$ (4,300)
Related party receivable, Balance outstanding	(300)		(300)		(3,900)
Autoparts Holdings [Member] | Joint Services Agreement [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	2,500	2,600	7,700	7,600
Related party receivable, Balance outstanding	2,600		2,600		1,300
Autoparts Holdings [Member] | Sale of Goods [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	12,500	11,700	41,500	39,900
Related party receivable, Balance outstanding	23,300		23,300		23,600
Autoparts Holdings [Member] | Asset (Purchase) Sales [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		300		600
Related party receivable, Balance outstanding					400
Autoparts Holdings [Member] | Related Party Receivables Purchase of Goods [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(5,500)	(1,300)	(18,000)	(3,100)
Related party receivable, Balance outstanding	(17,200)		(17,200)		(3,900)
Autoparts Holdings [Member] | State Income Taxes [Member]
Related Party Transaction [Line Items]
Related party receivable, Balance outstanding					(300)
Autoparts Holdings [Member] | Related Party Payables Purchase of Goods [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	300	400	500	600
Related party payable, Balance outstanding	700		700		700
Autoparts Holdings [Member] | Deferred Income Taxes [Member]
Related Party Transaction [Line Items]
Long-term related party payable, Transaction values	0	0	0	0
Long-term related party payable, Balance outstanding	100		100		100
Rank Group [Member] | Recharges of Professional Services [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	200	$ 800	2,500	$ 800
Related party payable, Balance outstanding	4,300		4,300		$ 1,700
UCI Holdings (No.2) Limited [Member] | Transfer of Income Tax Losses [Member]
Related Party Transaction [Line Items]
Related party, Transaction values			500
Related party payable, Balance outstanding	$ 500		$ 500